UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-09397

                             The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Utilities Fund Semiannual Report — June 30, 2013
Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2013, the net asset value (“NAV”) per Class AAA Share of The Gabelli Utilities Fund increased 8.9% compared with an increase of 9.9% for the Standard & Poor’s (“S&P”) 500 Utilities Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2013.

Comparative Results

Average Annual Returns through June 30, 2013 (a) (Unaudited)					Since
	Six Months	1 Year	5 Year	10 Year	Inception (8/31/99)
Class AAA (GABUX)	8.91%	11.61%	5.92%	8.90%	7.75%
S&P 500 Utilities Index	9.93	6.23	2.85	9.69	5.32
S&P 500 Index	13.82	20.60	7.01	7.30	3.34
Lipper Utility Fund Average	10.77	13.36	4.18	10.45	5.93
Class A (GAUAX)	8.83	11.51	5.94	8.90	7.77
With sales charge (b)	2.57	5.10	4.70	8.26	7.31
Class C (GAUCX)	8.61	10.80	5.15	8.11	7.16
With contingent deferred sales charge (c)	7.61	9.80	5.15	8.11	7.16
Class I (GAUIX)	8.95	11.81	6.18	9.03	7.85

In the current prospectus dated April 30, 2013, the expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.14%, and 1.14%, respectively. See page 11 for expense ratios for the six months ended June 30, 2013. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 2002. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The value of utility stocks generally changes as long term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2002 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Utilities Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2013 through June 30, 2013	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Utilities Fund
Actual Fund Return
Class AAA	$1,000.00	$1,089.10	1.38%	$ 7.15
Class A	$1,000.00	$1,088.30	1.38%	$ 7.15
Class C	$1,000.00	$1,086.10	2.13%	$11.02
Class I	$1,000.00	$1,089.50	1.13%	$ 5.85
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.95	1.38%	$ 6.90
Class A	$1,000.00	$1,017.95	1.38%	$ 6.90
Class C	$1,000.00	$1,014.23	2.13%	$10.64
Class I	$1,000.00	$1,019.19	1.13%	$ 5.66

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2013:

The Gabelli Utilities Fund

Energy and Utilities	61.3%
Communications	18.2%
U.S. Government Obligations	12.6%
Other	6.7%
Other Assets and Liabilities (Net)	1.2%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Utilities Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 85.9%
	ENERGY AND UTILITIES — 61.0%
	Energy and Utilities: Alternative Energy — 0.1%
290,000	Algonquin Power & Utilities Corp.	$1,419,384	$1,999,144
26,000	Ormat Industries Ltd.†	196,547	143,454
65,000	Ormat Technologies Inc.	1,686,047	1,528,800

		3,301,978	3,671,398

	Energy and Utilities: Electric Integrated — 31.3%
345,000	ALLETE Inc.	12,616,927	17,198,250
108,000	Alliant Energy Corp.	3,566,037	5,445,360
710,000	Ameren Corp.	22,497,297	24,452,400
20,000	American DG Energy Inc.†	32,051	26,200
1,070,000	American Electric Power Co. Inc.	41,559,513	47,914,600
7,000	Atlantic Power Corp.†	112,389	27,422
250,000	Avista Corp.	5,740,248	6,755,000
805,000	Black Hills Corp.	23,291,892	39,243,750
35,000	Cleco Corp.	721,890	1,625,050
60,000	CMS Energy Corp.	402,675	1,630,200
240,000	Dominion Resources Inc.	10,106,393	13,636,800
5,000	DTE Energy Co.	196,215	335,050
495,001	Duke Energy Corp.	25,854,638	33,412,568
1,155,000	Edison International	40,792,952	55,624,800
795,000	El Paso Electric Co.	17,400,080	28,071,450
1,000	Entergy Corp.	72,134	69,680
1,045,000	Exelon Corp.	37,637,326	32,269,600
615,000	FirstEnergy Corp.	20,023,893	22,964,100
60,000	Fortis Inc.	1,955,412	1,836,455
1,525,000	Great Plains Energy Inc.	31,945,787	34,373,500
1,145,000	Hawaiian Electric Industries Inc.	27,899,872	28,979,950
40,000	IDACORP Inc.	1,593,753	1,910,400
298,000	Integrys Energy Group Inc.	14,768,630	17,441,940
27,000	ITC Holdings Corp.	1,977,769	2,465,100
228,000	MGE Energy Inc.	7,417,890	12,485,280
1,085,000	NextEra Energy Inc.	55,370,463	88,405,800
245,000	NiSource Inc.	5,350,252	7,016,800
805,085	NorthWestern Corp.	23,529,521	32,122,892
600,000	NV Energy Inc.	13,321,281	14,076,000
358,000	OGE Energy Corp.	10,636,541	24,415,600
585,000	Otter Tail Corp.	13,553,669	16,614,000
143,000	Pepco Holdings Inc.	2,876,373	2,882,880
117,550	PG&E Corp.	4,159,370	5,375,562
355,000	Pinnacle West Capital Corp.	14,784,308	19,691,850
1,620,000	PNM Resources Inc.	20,054,951	35,947,800
75,000	PPL Corp.	1,872,001	2,269,500
200,000	Public Service Enterprise Group Inc.	5,794,479	6,532,000
685,000	SCANA Corp.	27,347,922	33,633,500
1,368,000	TECO Energy Inc.	24,709,422	23,515,920

Shares		Cost	Market Value
420,062	The Empire District Electric Co.	$8,589,531	$9,371,583
553,000	The Southern Co.	20,659,354	24,403,890
38,000	Unitil Corp.	936,401	1,097,440
222,000	UNS Energy Corp.	6,469,611	9,930,060
540,000	Vectren Corp.	15,081,750	18,268,200
965,000	Westar Energy Inc.	22,871,333	30,841,400
700,000	Wisconsin Energy Corp.	17,192,016	28,693,000
355,000	Xcel Energy Inc.	7,458,110	10,060,700

		672,802,322	875,361,282

	Energy and Utilities: Electric Transmission and Distribution — 2.7%
494,050	Consolidated Edison Inc.	24,566,918	28,808,056
1,075,000	Northeast Utilities	25,846,536	45,171,500
19,000	UIL Holdings Corp.	577,439	726,750

		50,990,893	74,706,306

	Energy and Utilities: Global Utilities — 2.1%
11,000	AES Tiete SA, Preference	154,630	102,983
27,000	Chubu Electric Power Co. Inc.	630,066	382,759
27,000	E.ON SE	849,371	443,170
12,004	EDF SA	268,995	278,670
5,000	EDP - Energias de Portugal SA, ADR	134,159	160,800
200,000	Electric Power Development Co. Ltd.	4,991,198	6,251,260
12,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference	226,284	33,988
190,000	Emera Inc.	4,704,398	5,967,196
35,000	Enagas SA	916,226	864,909
204,000	Endesa SA	5,277,531	4,357,431
230,000	Enel SpA	1,285,148	721,501
300,000	Hera SpA	544,154	568,948
65,000	Hokkaido Electric Power Co. Inc.†	1,162,872	888,687
35,000	Hokuriku Electric Power Co.	621,814	549,808
185,000	Huaneng Power International Inc., ADR	4,990,614	7,113,250
65,000	Iberdrola SA, ADR	2,214,421	1,324,700
50,192	Iberdrola SA, London†	617,879	264,987
51,654	Iberdrola SA, Madrid	321,945	272,705
405,000	Korea Electric Power Corp., ADR†	5,392,840	4,580,550
60,000	Kyushu Electric Power Co. Inc.†	1,121,628	905,021
17,000	National Grid plc, ADR	768,389	963,390
3,000	Niko Resources Ltd.	24,611	24,475
6,000	Noble Energy Inc.	280,577	360,240
98,000	Red Electrica Corporacion SA	4,640,856	5,389,451
24,000	Shikoku Electric Power Co. Inc.†	473,574	433,394

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Global Utilities (Continued)
2,000	Snam SpA	$8,967	$9,112
100,000	Statoil ASA	2,551,960	2,062,772
724,000	Talisman Energy Inc.	12,271,204	8,275,320
24,000	The Chugoku Electric Power Co. Inc.	457,538	377,012
170,000	The Kansai Electric Power Co. Inc.†	3,488,508	2,329,401
55,000	The Tokyo Electric Power Co. Inc.†	208,402	284,483
165,000	Tohoku Electric Power Co. Inc.†	2,880,398	2,061,252

		64,481,157	58,603,625

	Energy and Utilities: Merchant Energy — 1.8%
40,000	GenOn Energy Inc. - Old, Escrow†	0	0
15,000	GenOn Energy Inc., Escrow†	0	0
214,000	NRG Energy Inc.	5,115,605	5,713,800
3,675,000	The AES Corp.	43,479,970	44,063,250

		48,595,575	49,777,050

	Energy and Utilities: Natural Gas Integrated — 11.0%
50,000	Apache Corp.	4,726,956	4,191,500
28,781	Atlas Energy LP.	642,171	1,409,981
55,000	Devon Energy Corp.	3,400,709	2,853,400
21,000	Energen Corp.	271,496	1,097,460
920,000	Energy Transfer Equity LP	21,331,566	55,034,400
164,000	Hess Corp.	10,093,268	10,904,360
11,000	Kelt Exploration Ltd.†	58,849	77,399
887,000	Kinder Morgan Inc.	25,245,304	33,839,050
2,270,074	National Fuel Gas Co.	117,369,134	131,550,788
300,011	Northwest Natural Gas Co.	13,763,528	12,744,467
596,000	ONEOK Inc.	9,726,913	24,620,760
600,000	Spectra Energy Corp.	13,136,488	20,676,000
220,000	UGI Corp.	6,778,832	8,604,200

		226,545,214	307,603,765

	Energy and Utilities: Natural Gas Utilities — 4.6%
126,000	AGL Resources Inc.	4,911,976	5,400,360
100,000	Atmos Energy Corp.	2,753,573	4,106,000
86,000	CenterPoint Energy Inc.	1,624,843	2,020,140
40,000	Chesapeake Utilities Corp.	1,175,326	2,059,600
1,000,000	CONSOL Energy Inc.	38,728,527	27,100,000
325,032	Corning Natural Gas Corp.(a)	3,701,652	5,467,038
152,000	Delta Natural Gas Co. Inc.	2,230,382	3,230,000
63,876	Gulf Coast Ultra Deep Royalty Trust†	111,783	130,307
2,000	New Jersey Resources Corp.	90,130	83,060
72,000	Piedmont Natural Gas Co. Inc.	1,793,795	2,429,280

Shares		Cost	Market Value
48,000	Questar Corp.	$853,212	$1,144,800
44,000	RGC Resources Inc.	701,712	891,440
70,000	South Jersey Industries Inc.	1,982,945	4,018,700
1,165,000	Southwest Gas Corp.	37,321,427	54,510,350
284,000	The Laclede Group Inc.	9,870,083	12,967,440
95,000	WGL Holdings Inc.	3,819,028	4,105,900

		111,670,394	129,664,415

	Energy and Utilities: Natural Resources — 2.1%
14,000	Alliance Holdings GP LP	276,626	892,500
86,000	Anadarko Petroleum Corp.	6,278,886	7,389,980
342,000	BP plc, ADR	15,166,581	14,275,080
250,000	Cameco Corp.	5,458,993	5,165,000
18,000	Compania de Minas Buenaventura SA, ADR	205,537	265,680
284,060	Mueller Industries Inc.	11,271,024	14,325,146
45,000	Occidental Petroleum Corp.	3,535,197	4,015,350
600,004	Peabody Energy Corp.	12,845,267	8,784,059
160,000	Tullow Oil plc	3,420,724	2,435,968
30,000	Uranium One Inc.†	83,315	78,159

		58,542,150	57,626,922

	Energy and Utilities: Services — 1.8%
350,000	ABB Ltd., ADR	5,236,257	7,581,000
34,000	Areva SA†	1,204,004	527,751
75,000	Halliburton Co.	1,752,360	3,129,000
175,000	Lufkin Industries Inc.	13,193,117	15,482,250
35,000	MDU Resources Group Inc.	760,550	906,850
59,000	Patterson-UTI Energy Inc.	910,845	1,141,945
91,000	Rowan Companies plc, Cl. A†	3,194,713	3,100,370
12,000	Tenaris SA, ADR	277,440	483,240
1,300,082	Weatherford International Ltd.†	19,892,625	17,811,123

		46,421,911	50,163,529

	Energy and Utilities: Water — 1.3%
4,000	American States Water Co.	110,252	214,680
116,000	American Water Works Co. Inc.	2,581,294	4,782,680
441,000	Aqua America Inc.	9,129,081	13,798,890
4,500	California Water Service Group	78,970	87,795
10,500	Connecticut Water Service Inc.	264,790	301,350
12,000	Consolidated Water Co. Ltd.	140,605	137,160
18,800	Middlesex Water Co.	332,234	374,496
250,000	Severn Trent plc	6,761,795	6,327,189
277,000	SJW Corp.	6,888,327	7,257,400
89,000	The York Water Co.	1,239,521	1,693,670
15,000	United Utilities Group plc, ADR	342,208	313,350

		27,869,077	35,288,660

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Diversified Industrial — 2.2%
2,140,000	General Electric Co.	$38,719,149	$49,626,600
271,865	Mueller Water Products Inc., Cl. A	1,224,115	1,878,587
55,000	Park-Ohio Holdings Corp.†	947,074	1,813,900
220,000	Tyco International Ltd.	5,703,071	7,249,000

		46,593,409	60,568,087

	Environmental Services — 0.0%
10,000	Covanta Holding Corp.	174,280	200,200
91,991	Veolia Environnement SA	1,406,990	1,046,642

		1,581,270	1,246,842

	TOTAL ENERGY AND UTILITIES	1,359,395,350	1,704,281,881

	COMMUNICATIONS — 18.2%
	Cable and Satellite — 7.0%
1,900,000	British Sky Broadcasting Group plc	20,738,326	22,887,391
2,477,499	Cablevision Systems Corp., Cl. A	36,004,322	41,671,533
89,000	Charter Communications Inc., Cl. A†	4,374,312	11,022,650
25,000	Cogeco Cable Inc.	684,204	1,067,557
70,000	Cogeco Inc.	1,589,491	2,795,474
76,000	Comcast Corp., Cl. A	1,633,462	3,182,880
750,000	Comcast Corp., Cl. A, Special	16,688,474	29,752,500
90,000	DIRECTV†	2,877,293	5,545,800
785,000	DISH Network Corp., Cl. A	15,572,872	33,378,200
341,000	EchoStar Corp., Cl. A†	7,161,842	13,336,510
16,000	Kabel Deutschland Holding AG	1,786,362	1,757,322
175,000	Liberty Global plc, Cl. A†	4,622,933	12,964,000
75,000	Rogers Communications Inc., Cl. B	1,827,565	2,940,000
12,000	Shaw Communications Inc., Cl. B	148,195	288,360
110,000	Time Warner Cable Inc.	5,815,291	12,372,800
45,000	Tokyo Broadcasting System Holdings Inc.	628,568	607,985

		122,153,512	195,570,962

	Computer Services Software and Systems — 0.2%
420,025	EarthLink Inc.	3,047,992	2,608,355
300,026	Internap Network Services Corp.†	1,934,629	2,481,215

		4,982,621	5,089,570

	Telecommunications — 8.3%
850,000	AT&T Inc.	24,446,290	30,090,000
100,000	Atlantic Tele-Network Inc.	3,558,052	4,966,000

Shares		Cost	Market Value
610,000	BCE Inc.	$17,773,452	$25,022,200
106,000	Belgacom SA	3,414,555	2,377,984
12,592,100	Cable & Wireless Communi-cations plc	7,442,694	7,842,772
3,150,000	Cincinnati Bell Inc.†	10,509,876	9,639,000
30,000	Deutsche Telekom AG	369,826	350,038
800,000	Deutsche Telekom AG, ADR	11,258,835	9,328,000
10,000	Jazztel plc†	77,169	77,708
18,000	Koninklijke KPN NV, ADR	80,480	38,340
18,000	Level 3 Communications Inc.†	382,386	379,440
106,000	Loral Space & Communi-cations Inc.	3,838,206	6,357,880
1,200	Mobistar SA	34,618	24,992
152,000	Nippon Telegraph & Telephone Corp.	7,519,802	7,877,395
360,000	Orascom Telecom Holding SAE, GDR†(b)	1,464,194	1,011,600
330,000	Orascom Telecom Media and Technology Holding SAE, GDR(c)	534,301	75,900
63,500	Philippine Long Distance Telephone Co., ADR	3,358,392	4,309,110
225,000	Portugal Telecom SGPS SA	1,808,272	875,680
225,000	Portugal Telecom SGPS SA, ADR	1,795,769	884,250
2,000	PT Indosat Tbk	1,061	1,058
1,000	Shenandoah Telecommuni- cations Co.	15,867	16,680
2,300,000	Singapore Telecommuni- cations Ltd.	5,695,042	6,841,026
118,000	Swisscom AG, ADR	4,272,687	5,179,020
8,000	Tele2 AB, Cl. B	141,042	93,944
150,000	Telecom Italia SpA, ADR	2,063,725	1,042,500
232,500	Telefonica Brasil SA, ADR	4,193,042	5,305,650
340,394	Telefonica SA, ADR†	7,394,212	4,360,447
430,000	Telekom Austria AG	5,606,668	2,722,412
455,000	Telenet Group Holding NV	20,723,410	20,882,644
560,000	Telephone & Data Systems Inc.	15,428,541	13,804,000
433,000	tw telecom inc.†	7,677,705	12,184,620
870,000	Verizon Communications Inc.	29,048,043	43,795,800
600,000	VimpelCom Ltd., ADR	7,582,376	6,036,000

		209,510,590	233,794,090

	Wireless Communications — 2.7%
38,000	America Movil SAB de CV, Cl. L, ADR	576,215	826,500
63,000	China Mobile Ltd., ADR	2,481,879	3,261,510
53,000	China Unicom Hong Kong Ltd., ADR	697,639	696,420

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Wireless Communications (Continued)
200	Hutchison Telecommuni- cations Hong Kong Holdings Ltd.	$19	$106
60,028	Millicom International Cellular SA	5,712,378	4,342,426
174,000	Millicom International Cellular SA, SDR	13,230,199	12,534,767
6,500	Mobile TeleSystems OJSC, ADR	86,498	123,110
400,000	NII Holdings Inc.†	8,891,251	2,668,000
4,600	NTT DoCoMo Inc.	7,206,136	7,147,207
140,000	SK Telecom Co. Ltd., ADR	2,493,493	2,846,200
400	SmarTone Telecommuni- cations Holdings Ltd.	207	664
16,812	Tim Participacoes SA, ADR	277,353	312,703
310,000	Turkcell Iletisim Hizmetleri A/S, ADR†	4,373,984	4,454,700
350,000	United States Cellular Corp.	15,693,334	12,841,500
810,000	Vodafone Group plc, ADR	19,998,554	23,279,400

		81,719,139	75,335,213

	TOTAL COMMUNICATIONS	418,365,862	509,789,835

	OTHER — 6.7%
	Aerospace — 1.5%
210,000	Exelis Inc.	2,682,532	2,895,900
2,278,000	Rolls-Royce Holdings plc	19,881,512	39,290,204
271,082,000	Rolls-Royce Holdings plc, Cl. C†(d)	414,365	412,305

		22,978,409	42,598,409

	Aviation: Parts and Services — 0.1%
108,000	Curtiss-Wright Corp.	3,521,808	4,002,480

	Building and Construction — 0.1%
16,000	Acciona SA	2,059,030	844,506
46,000	Texas Industries Inc.†	1,558,209	2,996,440

		3,617,239	3,840,946

	Business Services — 0.5%
1,400,015	Clear Channel Outdoor Holdings Inc., Cl. A†	7,933,019	10,444,112
68,000	Macquarie Infrastructure Co. LLC.	1,473,368	3,634,600
12,000	McGrath RentCorp.	318,670	409,920

		9,725,057	14,488,632

	Consumer Services — 0.1%
66,500	The ADT Corp.	2,319,969	2,650,025

	Diversified Industrial — 0.8%
20,000	Bouygues SA	597,468	510,504

Shares		Cost	Market Value
20,000	Donaldson Co. Inc.	$671,060	$713,200
55,000	Eaton Corp. plc	2,854,808	3,619,550
115,000	Gardner Denver Inc.	8,626,397	8,645,700
130,000	ITT Corp.	2,765,315	3,823,300
28,000	Pentair Ltd.	1,202,313	1,615,320
12,000	Raven Industries Inc.	293,571	359,760
15,000	Svenska Cellulosa AB, Cl. A	254,598	376,672
130,000	Twin Disc Inc.	3,665,037	3,081,000

		20,930,567	22,745,006

	Electronics — 0.4%
460,061	Corning Inc.	5,694,922	6,546,668
70,000	LSI Corp.†	566,300	499,800
94,000	Texas Instruments Inc.	3,061,512	3,277,780

		9,322,734	10,324,248

	Entertainment — 1.0%
470,000	Grupo Televisa SAB, ADR	10,715,338	11,674,800
800,001	Vivendi SA.	19,687,019	15,151,133

		30,402,357	26,825,933

	Financial Services — 0.2%
157,400	Kinnevik Investment AB, Cl. A	3,214,939	4,048,776
27,000	Kinnevik Investment AB, Cl. B	478,694	692,101
30,027	WR Berkley Corp.	1,141,459	1,226,903

		4,835,092	5,967,780

	Health Care — 0.0%
12,000	Tsumura & Co.	261,956	353,781

	Machinery — 0.7%
40,507	Astec Industries Inc.	1,222,698	1,388,985
27,000	Flowserve Corp.	956,534	1,458,270
89,671	The Gorman-Rupp Co.	2,560,437	2,855,125
470,074	Xylem Inc.	13,249,762	12,663,794

		17,989,431	18,366,174

	Metals and Mining — 0.3%
180,000	Freeport-McMoRan Copper & Gold Inc.	5,436,218	4,969,800
39,000	Haynes International Inc.	1,908,107	1,866,930
54,000	Materion Corp.	1,406,641	1,462,860
12,000	Vulcan Materials Co.	488,427	580,920

		9,239,393	8,880,510

	Specialty Chemicals — 0.1%
50,000	The Dow Chemical Co.	1,479,631	1,608,500

	Transportation — 0.9%
475,000	GATX Corp.	14,953,747	22,529,250
9,000	Kirby Corp.†	417,841	715,860

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Transportation (Continued)
30,014	Providence and Worcester Railroad Co.	$443,758	$460,715

		15,815,346	23,705,825

	TOTAL OTHER	152,438,989	186,358,249

	TOTAL COMMON STOCKS	1,930,200,201	2,400,429,965

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
17,500	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	570,045	770,000

	RIGHTS — 0.0%
	ENERGY AND UTILITIES — 0.0%
	Energy and Utilities: Global Utilities — 0.0%
12,004	EDF SA, expire 07/09/13†	0	0

	WARRANTS — 0.3%
	ENERGY AND UTILITIES — 0.3%
	Energy and Utilities: Natural Gas Integrated — 0.3%
1,440,000	Kinder Morgan Inc., expire 05/25/17†	2,396,791	7,372,800

	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
86,000	Bharti Airtel Ltd., expire 09/19/13†(c)	581,549	422,470

	TOTAL WARRANTS	2,978,340	7,795,270

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 12.6%
$352,715,000	U.S. Treasury Bills, 0.040% to 0.120%††, 07/11/13 to 12/19/13	352,642,748	352,667,098

	TOTAL INVESTMENTS — 98.8%	$2,286,391,334	2,761,662,333

	Other Assets and Liabilities (Net) — 1.2%		34,058,389

	NET ASSETS — 100.0%		$2,795,720,722

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2013, the market value of the Regulation S security amounted to $1,011,600 or 0.04% of net assets, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/13 Carrying Value Per Share
360,000	Orascom Telecom Holding SAE, GDR	05/05/09	$1,464,194	$2.8100
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the market value of Rule 144A securities amounted to $498,370 or 0.02% of net assets.

(d)

At June 30, 2013, the Fund held an investment in a restricted and illiquid security amounting to $412,305 or 0.01% of net assets, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/13 Carrying Value Per Share
271,082,000	Rolls-Royce Holdings plc, Cl. C	04/24/13	$414,365	$0.0015
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $2,282,689,682)	$2,756,195,295
Investments in affiliates, at value (cost $3,701,652)	5,467,038
Receivable for investments sold	28,577,920
Receivable for Fund shares sold	9,097,566
Dividends receivable	6,375,039
Prepaid expenses	96,916

Total Assets	2,805,809,774

Liabilities:
Payable to custodian	26,680
Distributions payable	15,623
Payable for Fund shares redeemed	3,058,463
Payable for investments purchased	2,977,905
Payable for investment advisory fees	2,294,075
Payable for distribution fees	1,126,982
Payable for accounting fees	7,500
Other accrued expenses	581,824

Total Liabilities	10,089,052

Net Assets
(applicable to 538,080,530 shares outstanding)	$2,795,720,722

Net Assets Consist of:
Paid-in capital	$2,303,205,836
Accumulated net realized gain on investments, swap contracts, and foreign currency transactions	17,255,922
Net unrealized appreciation on investments	475,270,999
Net unrealized depreciation on foreign currency translations	(12,035)

Net Assets	$2,795,720,722

Shares of Capital Stock, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($657,306,976 ÷ 119,770,615 shares outstanding)	$5.49

Class A:
Net Asset Value and redemption price per share ($1,016,743,359 ÷ 183,511,053 shares outstanding)	$5.54

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$5.88

Class C:
Net Asset Value and offering price per share ($952,365,116 ÷ 204,511,338 shares outstanding)	$4.66	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($169,305,271 ÷ 30,287,524 shares outstanding)	$5.59

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Dividends - Unaffiliated (net of foreign withholding taxes of $1,267,737)	$45,866,771
Dividends - Affiliated	81,258
Interest	172,896

Total Investment Income	46,120,925

Expenses:
Investment advisory fees	13,624,744
Distribution fees - Class AAA	791,640
Distribution fees - Class A	1,238,395
Distribution fees - Class B	53
Distribution fees - Class C	4,671,852
Shareholder services fees	1,039,941
Shareholder communications expenses	217,029
Custodian fees	155,688
Registration expenses	119,945
Trustees’ fees	67,900
Legal and audit fees	55,439
Accounting fees	22,500
Miscellaneous expenses	88,566

Total Expenses	22,093,692

Less:
Custodian fee credits	(222)

Net Expenses	22,093,470

Net Investment Income	24,027,455

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	32,117,303
Net realized loss on foreign currency transactions	(34,397)

Net realized gain on investments and foreign currency transactions	32,082,906

Net change in unrealized appreciation/depreciation:
on investments	165,292,501
on foreign currency translations	(9,715)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	165,282,786

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	197,365,692

Net Increase in Net Assets Resulting from Operations	$221,393,147

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
Operations:
Net investment income	$24,027,455		$30,173,782
Net realized gain on investments, swap contracts, and foreign currency transactions	32,082,906		44,495,811
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	165,282,786		30,571,566

Net Increase in Net Assets Resulting from Operations	221,393,147		105,241,159

Distributions to Shareholders:
Net investment income
Class AAA	(5,848,527	)*	(6,234,834)
Class A	(9,049,978	)*	(9,263,394)
Class B	(91	)*	(450)
Class C	(10,059,447	)*	(10,202,512)
Class I	(1,506,555	)*	(1,413,393)

	(26,464,598)		(27,114,583)

Net realized gain
Class AAA	(1,131,599	)*	(10,951,800)
Class A	(1,751,030	)*	(16,271,619)
Class B	(17	)*	(790)
Class C	(1,946,346	)*	(17,921,228)
Class I	(291,495	)*	(2,482,697)

	(5,120,487)		(47,628,134)

Return of capital
Class AAA	(40,547,026	)*	(76,971,628)
Class A	(62,742,244	)*	(114,360,476)
Class B	(631	)*	(5,552)
Class C	(69,740,748	)*	(125,954,282)
Class I	(10,444,740	)*	(17,448,934)

	(183,475,389)		(334,740,872)

Total Distributions to Shareholders	(215,060,474)		(409,483,589)

Shares of Beneficial Interest Transactions:
Class AAA	62,227,237		(29,386,029)
Class A	77,254,614		93,819,409
Class B**	(17,473)		(109,982)
Class C	79,862,210		101,306,398
Class I	6,092,482		81,154,864

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	225,419,070		246,784,660

Redemption Fees	1,385		2,612

Net Increase/(Decrease) in Net Assets	231,753,128		(57,455,158)
Net Assets:
Beginning of period	2,563,967,594		2,621,422,752

End of period (including undistributed net investment income of $0 and $2,437,143, respectively)	$2,795,720,722		$2,563,967,594

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
**	Class B Shares were fully redeemed and closed on April 26, 2013.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss)											Ratios to Average Net Assets/
		from Investment Operations			Distributions								Supplemental Data
Period Ended	Net Asset Value, Beginning	Net Investment	Net Realized and Unrealized Gain (Loss) on	Total from Investment	Net Investment	Net Realized Gain on	Return of	Total	Redemption	Net Asset Value, End of	Total	Net Assets End of Period	Net Investment		Operating		Portfolio Turnover
December 31	of Period	Income(a)	Investments	Operations	Income	Investments	Capital	Distributions	Fees(a)(b)	Period	Return†	(in 000’s)	Income		Expenses		Rate
Class AAA
2013(c)	$5.43	$0.06	$0.42	$0.48	$(0.05)*	$(0.01)*	$(0.36)*	$(0.42)	$0.00	$5.49	8.9%	$657,307	2.01	%(d)	1.38	%(d)	4%
2012	6.03	0.08	0.16	0.24	(0.05)	(0.10)	(0.69)	(0.84)	0.00	5.43	4.3	590,457	1.36		1.39		15
2011	6.38	0.08	0.41	0.49	(0.06)	(0.01)	(0.77)	(0.84)	0.00	6.03	8.0	686,609	1.32		1.40		22
2010	6.46	0.11	0.65	0.76	(0.11)	—	(0.73)	(0.84)	0.00	6.38	13.0	396,063	1.73		1.43		19
2009	6.43	0.16	0.71	0.87	(0.13)	—	(0.71)	(0.84)	0.00	6.46	15.5	189,534	2.57		1.47		12
2008	9.08	0.15	(1.96)	(1.81)	(0.12)	(0.02)	(0.70)	(0.84)	0.00	6.43	(20.9)	123,864	1.92		1.43		19
Class A
2013(c)	$5.48	$0.06	$0.42	$0.48	$(0.05)*	$(0.01)*	$(0.36)*	$(0.42)	$0.00	$5.54	8.8%	$1,016,744	2.00	%(d)	1.38	%(d)	4%
2012	6.08	0.08	0.16	0.24	(0.05)	(0.10)	(0.69)	(0.84)	0.00	5.48	4.3	931,577	1.37		1.39		15
2011	6.42	0.08	0.42	0.50	(0.06)	(0.01)	(0.77)	(0.84)	0.00	6.08	8.2	936,899	1.32		1.40		22
2010	6.50	0.11	0.65	0.76	(0.11)	—	(0.73)	(0.84)	0.00	6.42	12.9	527,981	1.73		1.43		19
2009	6.46	0.16	0.72	0.88	(0.13)	—	(0.71)	(0.84)	0.00	6.50	15.6	278,607	2.58		1.47		12
2008	9.12	0.15	(1.97)	(1.82)	(0.12)	(0.02)	(0.70)	(0.84)	0.00	6.46	(20.9)	202,112	1.92		1.43		19
Class C
2013(c)	$4.68	$0.03	$0.37	$0.40	$(0.05)*	$(0.01)*	$(0.36)*	$(0.42)	$0.00	$4.66	8.6%	$952,365	1.25	%(d)	2.13	%(d)	4%
2012	5.35	0.03	0.14	0.17	(0.05)	(0.10)	(0.69)	(0.84)	0.00	4.68	3.5	880,503	0.62		2.14		15
2011	5.79	0.03	0.37	0.40	(0.06)	(0.01)	(0.77)	(0.84)	0.00	5.35	7.3	901,840	0.57		2.15		22
2010	5.98	0.06	0.59	0.65	(0.11)	—	(0.73)	(0.84)	0.00	5.79	12.1	544,110	0.98		2.18		19
2009	6.06	0.10	0.66	0.76	(0.13)	—	(0.71)	(0.84)	0.00	5.98	14.6	319,960	1.84		2.22		12
2008	8.67	0.09	(1.86)	(1.77)	(0.12)	(0.02)	(0.70)	(0.84)	0.00	6.06	(21.5)	256,517	1.17		2.18		19
Class I
2013(c)	$5.52	$0.06	$0.43	$0.49	$(0.05)*	$(0.01)*	$(0.36)*	$(0.42)	$0.00	$5.59	9.0%	$169,305	2.24	%(d)	1.13	%(d)	4%
2012	6.10	0.10	0.16	0.26	(0.05)	(0.10)	(0.69)	(0.84)	0.00	5.52	4.6	161,415	1.68		1.14		15
2011	6.43	0.10	0.41	0.51	(0.06)	(0.01)	(0.77)	(0.84)	0.00	6.10	8.3	95,944	1.58		1.15		22
2010	6.49	0.12	0.66	0.78	(0.11)	—	(0.73)	(0.84)	0.00	6.43	13.3	41,440	1.97		1.18		19
2009	6.44	0.17	0.72	0.89	(0.13)	—	(0.71)	(0.84)	0.00	6.49	15.8	16,381	2.82		1.22		12
2008(e)	8.94	0.16	(1.82)	(1.66)	(0.12)	(0.02)	(0.70)	(0.84)	0.00	6.44	(19.6)	7,416	2.34	(d)	1.18	(d)	19

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2013, unaudited.
(d)	Annualized.
(e)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Utilities Fund was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 31, 1999. The Fund’s primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Energy and Utilities: Merchant Energy	$ 49,777,050	—	$ 0	$ 49,777,050
Other Industries (a)	1,654,504,831	—	—	1,654,504,831
COMMUNICATIONS (a)	509,789,835	—	—	509,789,835
OTHER
Aerospace	42,186,104	—	412,305	42,598,409
Other Industries (a)	143,759,840	—	—	143,759,840

Total Common Stocks	2,400,017,660	—	412,305	2,400,429,965

Convertible Preferred Stocks (a)	770,000	—	—	770,000
Rights (a)	—	—	0	0
Warrants (a)	7,372,800	$ 422,470	—	7,795,270
U.S. Government Obligations	—	352,667,098	—	352,667,098

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,408,160,460	$353,089,568	$412,305	$2,761,662,333

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Accounting Standards Update (“ASU”) No. 2011-11 “Balance Sheet Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires a fund to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives and sale and repurchase agreements. The purpose of ASU 2011-11 is to facilitate comparison of financial statements prepared on the basis of GAAP and on the basis of International Financial Reporting Standards. Management is continually evaluating the implications of ASU 2011-11 and its impact on the financial statements and, at this time, has concluded that ASU 2011-11 is not applicable to the Fund because the Fund does not have investments covered under this guidance.

The Fund’s derivative contracts held at June 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2013, the Fund held no investments in equity contract for difference swap agreements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2013, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2012 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$49,792,751
Long term capital gains	24,949,966
Return of capital	334,740,872

Total distributions paid	$409,483,589

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend, and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate the distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The current annualized rate is $0.84 per share.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2013:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$2,296,101,242	$553,849,453	$(88,288,362)	$465,561,091

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2013, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2009 through December 31, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2013, other than short term securities and U.S. Government obligations, aggregated $100,334,172 and $148,932,494, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2013, the Fund paid brokerage commissions on security trades of $139,183 to G.research, Inc. (formerly Gabelli & Company, Inc.), an affiliate of the Adviser. Additionally the Distributor retained a total of $990,875 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2013, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2013, there were no borrowings under the line of credit.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. Class B Shares were fully redeemed and closed on April 26, 2013.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2013 and year ended December 31, 2012 amounted to $1,385 and $2,612, respectively.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	23,028,552	$130,425,731	42,918,489	$247,367,735
Shares issued upon reinvestment of distributions	6,927,486	38,859,439	13,133,957	74,662,864
Shares redeemed	(18,961,642)	(107,057,933)	(61,156,851)	(351,416,628)

Net increase/(decrease)	10,994,396	$62,227,237	(5,104,405)	$(29,386,029)

Class A
Shares sold	30,466,187	$175,083,922	56,808,138	$330,948,122
Shares issued upon reinvestment of distributions	8,512,996	48,155,260	15,572,252	89,174,119
Shares redeemed	(25,567,599)	(145,984,568)	(56,487,051)	(326,302,832)

Net increase	13,411,584	$77,254,614	15,893,339	$93,819,409

Class B*
Shares issued upon reinvestment of distributions	156	$739	844	$4,209
Shares redeemed	(3,676)	(18,212)	(22,110)	(114,191)

Net decrease	(3,520)	$(17,473)	(21,266)	$(109,982)

Class C
Shares sold	25,546,388	$124,167,902	44,406,687	$225,047,436
Shares issued upon reinvestment of distributions	12,329,584	59,112,938	21,814,736	108,215,992
Shares redeemed	(21,438,655)	(103,418,630)	(46,711,413)	(231,957,030)

Net increase	16,437,317	$79,862,210	19,510,010	$101,306,398

Class I
Shares sold	6,829,932	$39,531,154	24,129,266	$142,634,925
Shares issued upon reinvestment of distributions	1,673,079	9,552,869	3,175,734	18,274,249
Shares redeemed	(7,483,760)	(42,991,541)	(13,767,068)	(79,754,310)

Net increase	1,019,251	$6,092,482	13,537,932	$81,154,864

*	Class B Shares were fully redeemed and closed on April 26, 2013.

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended June 30, 2013 is set forth below:

	Beginning	Shares	Ending	Dividend	Value at	Percent Owned of Shares
	Shares	Sold	Shares	Income	June 30, 2013	Outstanding
Corning Natural Gas Corp	325,033	(1)	325,032	$81,258	$5,467,038	14.54%

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 26, 2013, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “ Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and longer term performance of the Fund against a peer group of utilities funds and against the customized peer group selected by Lipper. The Independent Board Members noted that the Fund’s performance was within the third quartile of its peer groups for the one year and three year periods and in the top quartile for the five year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of utilities funds and the customized Lipper group and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was average within these groups. The Independent Board Members were presented with, but did not consider material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1976 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and an Honorary Doctorate Degree from Roger Williams University in Rhode Island.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President and

Chief Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior

Portfolio Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

OFFICERS

Bruce N. Alpert

President and Acting

Chief Compliance Officer

Agnes Mullady

Secretary and Treasurer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q213SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utilities Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/6/13

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/6/13

* Print the name and title of each signing officer under his or her signature.